SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin Templeton Fund Allocator Series (Conservative Target Fund, Moderate Target Fund and Growth Target Fund) covers the period ended July 31, 2001.

ECONOMIC OVERVIEW

During the 12-month reporting period, the U.S. economy experienced a pronounced downturn, ending its long run of above-average growth. Although it appears that the economy will narrowly avert its first recession since 1991, a broad decline in manufacturing demand combined with consumer confidence retreating from its record levels brought gross domestic product growth close to zero by the second quarter of 2001. In light of this, the Federal Reserve Board (the Fed) shifted its primary focus from controlling inflation to encouraging economic growth, as it abandoned its bias toward raising interest rates and began cutting them. Since the beginning of 2001, the Fed reduced the federal funds target rate on six separate occasions, for a total of 275 basis points (2.75%). By the end of the reporting period, short-term interest rates had declined substantially more than long-term rates, with the 2-year Treasury yielding 3.80% on July 31, 2001, compared with 6.30% at the beginning of the period, and the 30-year Treasury yield dropping from 5.78% to 5.52% for the same period.


CONTENTS

Shareholder Letter            1
Fund Reports
 Franklin Templeton
 Conservative Target Fund     6
 Franklin Templeton
 Moderate Target Fund        12
 Franklin Templeton
 Growth Target Fund          18
Financial Highlights &
Statements of Investments    23
Financial Statements         32
Notes to
Financial Statements         35
Independent
Auditors' Report             40
Tax Designation              41



[FUND CATEGORY PYRAMID GRAPHIC]

"The bond markets generally produced positive returns during the period."

The dip in consumer confidence could be attributed in large part to the stock market sell-off, especially in the technology sector. During the 12 months under review, the Standard & Poor's 500(R) (S&P 500(R)) Composite Index fell 14.33% and the technology-laden Nasdaq Composite Index dropped 45.90%.(1) Within this environment, value stocks were among the best performers during the period, while growth stocks were among the worst, as value-style equity investing returned to favor after trailing its growth counterpart for several years. Also, in terms of market capitalization, small cap stocks generally outperformed large caps during the period.

The weaker U.S. economic growth seemed to unsettle overseas markets. Asian markets were especially hard hit, but the impact was also felt in European and Latin American markets. For example, the Morgan Stanley Capital International
(MSCI) Pacific Index fell 24.84% during the period, while the MSCI Latin America and Europe Indexes fell 11.32% and 19.93%.(2)

The bond markets generally produced positive returns during the period. Higher-rated securities, including Treasuries and mortgages, performed well, although high yield bonds under-

1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The unmanaged Nasdaq Composite Index is market value-weighted and measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R).

2. Source: Standard & Poor's Micropal. The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand and Singapore. The average company has a market capitalization of about $5.1 billion. The unmanaged MSCI Latin America Index includes companies representing these seven Latin American countries: Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The unmanaged MSCI Europe Index includes approximately 600 companies representing these 13 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and the U.K.

performed because of market concerns about deteriorating corporate credit quality in the weak economic environment. The Lehman Brothers Government/Credit Bond Index posted a return of 12.71% for the 12 months under review.(3)

Within this environment, the three Franklin Templeton Target Funds' performances were mixed versus their hybrid benchmark indexes -- a weighted combination of the S&P 500 Index and the MSCI Europe Australasia Far East (EAFE) Index for equities and the Lehman Brothers Government/Credit Bond Index for bonds.(4) The sharp declines in our domestic growth fund holdings such as Franklin Aggressive Growth Fund and Franklin Small Cap Growth Fund I overwhelmed gains in other equity holdings such as Mutual Shares Fund and Franklin Natural Resources Fund as well as bond fund holdings such as Franklin U.S. Government Securities Fund. While the Conservative Target Fund, with approximately 40% of the portfolio in fixed income funds, managed to beat its hybrid benchmark for the period, the Moderate and Growth Target Funds, with greater weightings toward equities, trailed theirs.


3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Government/ Credit Bond Index is composed of securities in the Lehman Brothers Government and Credit Indexes, including U.S. Treasury, U.S. government and agency securities; and secured notes that meet maturity, liquidity and quality specifications. Total return includes price appreciation/depreciation and income as a percentage of the original investments.

4. Standard & Poor's Micropal. The unmanaged MSCI EAFE Index is an equity index calculated by Morgan Stanley Capital International. The index measures the total returns (gross dividends are reinvested) of equity securities available in the developed markets of Europe, Australasia and the Far East. Securities included in the index are weighted according to their market capitalization (shares outstanding times price); the average company has a market capitalization of over $3 billion.

The indexes include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Funds' portfolios.

INVESTMENT STRATEGY

Throughout the reporting period, we maintained consistent exposure to the three broad asset classes in which the Funds invest (equity, fixed income, and short-term investments and other net assets) and focused on actively managing the selection of the underlying funds. For your reference, the following asset class allocations are prescribed for each Target Fund:


                                                     SHORT-TERM
                                                  INVESTMENTS AND
                           EQUITY  FIXED INCOME   OTHER NET ASSETS
--------------------------------------------------------------------------------
Conservative Target Fund     40%        40%              20%

Moderate Target Fund         55%        35%              10%

Growth Target Fund           80%        15%               5%


Whenever possible, we will attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. However, underlying Franklin Templeton Fund weightings will differ based on each Target Fund's risk level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton Fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. We also improved our ability to determine and interpret the source of the returns.

Looking forward, we expect our portfolio management discipline will generate consistent and proportionate investment results. At the same time, security prices are always subject to volatility. Since no one can predict exactly how financial markets will perform, and bad years can be mixed with good, we believe it is important for investors to exercise patience and focus on their long-term investment goals, rather than on short-term market movements.

We appreciate your continued participation in the Funds and look forward to helping you achieve your financial goals.

Sincerely,

/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the underlying Funds. Our strategies and the underlying Funds' portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

ASSEST ALLOCATION
Franklin Templeton Conservative Target Fund
Based on Total Net Assets
7/31/01

[PIE CHART]

Fixed Income        40.8%
Domestic Equity     27.0%
Foreign Equity      12.5%
Short-Term
Investments &
Other Net Assets    19.7%

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.
--------------------------------------------------------------------------------

For the 12 months ended July 31, 2001, Franklin Templeton Conservative Target Fund - Class A posted a +0.58% cumulative total return, as shown in the Performance Summary beginning on page 8. This performance can be attributed largely to our maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, as well as by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Conservative Target Fund's domestic equity exposure was 68.4% of its total equity weighting, with the balance of the equity exposure represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on July 31, 2001, we held shares in large-, mid- and small-capitalization equity funds, representing value and growth styles. Mutual Shares Fund, representing 9.7% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Income Fund was our largest fixed income holding.




The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 25.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we seek to decrease the volatility of its return.


TOP FIVE FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
7/31/01

                              % OF TOTAL
                              NET ASSETS
----------------------------------------
Franklin Institutional
Fiduciary Trust
Money Market Portfolio          19.9%

Franklin Strategic
Income Fund                     16.3%

Franklin Strategic
Mortgage Portfolio              14.4%

Franklin Total Return Fund      10.1%

Mutual Shares Fund               9.7%

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.


PERFORMANCE SUMMARY AS OF 7/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         7/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.83         $11.30    $12.13

DISTRIBUTIONS(8/1/00-7/31/01)
Dividend Income                $0.5606
Short-Term Capital Gain        $0.2983
Long-Term Capital Gain         $0.0391
                               -------
  Total                        $0.8980

CLASS C                        CHANGE         7/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.83         $11.20    $12.03

DISTRIBUTIONS(8/1/00-7/31/01)
Dividend Income                $0.4741
Short-Term Capital Gain        $0.2983
Long-Term Capital Gain         $0.0391
                               -------
  Total                        $0.8115

Franklin Templeton Conservative Target Fund paid distributions derived from long-term capital gains of 3.91 cents($0.0391)per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

PERFORMANCE

                                                            INCEPTION
CLASS A                               1-YEAR   3-YEAR      (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +0.58%   +23.31%        +41.96%
Average Annual Total Return(2)        -2.07%    +6.09%         +6.85%
Value of $10,000 Investment(3)        $9,480   $11,623        $13,380
Avg. Ann. Total Return(6/30/01)(4)    -5.00%    +4.85%         +6.79%


                                                           INCEPTION
CLASS C                               1-YEAR   3-YEAR      (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -0.16%   +20.62%        +36.82%
Average Annual Total Return(2)        -5.20%    +5.14%         +6.56%
Value of $10,000 Investment(3)        $9,793   $11,942        $13,546
Avg. Ann. Total Return (6/30/01)(4)   -1.87%    +5.77%         +7.09%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

AVERAGE ANNUAL TOTAL RETURN
CLASS A              7/31/01
-----------------------------

1-Year                -5.20%

3-Year                +5.14%

Since Inception
(12/31/96)            +6.56%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (12/31/96-7/31/01)

This graph compares the performance of Franklin Templeton Conservative Target Fund - Class A compared to S&P 500 Index(5), MSCI EAFE(5), LB Govt./Credit Bond Index(5) and U.S. Treasury Bills(5) as tracked by the growth in value of a $10,000 investment from 12/31/96-7/31/01.

                   FT CONSERVATIVE TARGET                   MSCI EAFE     LB GOV'T./CREDIT   U.S. TREASURY
      DATE             FUND - CLASS A         S&P 500    (NET DIVIDENDS)     BOND INDEX          BILLS
   ----------      ----------------------     -------    ---------------  ----------------   -------------
   12/31/1996             $ 9,425             $10,000        $10,000           $10,000          $10,000
   01/31/1997             $ 9,576             $10,625        $ 9,650           $10,012          $10,045
   02/28/1997             $ 9,585             $10,708        $ 9,808           $10,033          $10,083
   03/31/1997             $ 9,474             $10,268        $ 9,844           $ 9,914          $10,126
   04/30/1997             $ 9,502             $10,881        $ 9,896           $10,058          $10,171
   05/31/1997             $ 9,814             $11,543        $10,540           $10,152          $10,222
   06/30/1997             $10,028             $12,061        $11,121           $10,274          $10,260
   07/31/1997             $10,293             $13,021        $11,301           $10,588          $10,304
   08/31/1997             $10,189             $12,291        $10,457           $10,470          $10,350
   09/30/1997             $10,570             $12,965        $11,042           $10,634          $10,398
   10/31/1997             $10,351             $12,532        $10,193           $10,804          $10,437
   11/30/1997             $10,408             $13,112        $10,089           $10,861          $10,483
   12/31/1997             $10,513             $13,338        $10,177           $10,975          $10,528
   01/31/1998             $10,503             $13,486        $10,642           $11,130          $10,581
   02/28/1998             $10,797             $14,458        $11,325           $11,108          $10,622
   03/31/1998             $11,036             $15,198        $11,674           $11,142          $10,674
   04/30/1998             $11,095             $15,352        $11,766           $11,198          $10,723
   05/31/1998             $10,987             $15,088        $11,709           $11,318          $10,770
   06/30/1998             $10,988             $15,700        $11,798           $11,433          $10,814
   07/31/1998             $10,850             $15,532        $11,917           $11,442          $10,861
   08/31/1998             $10,219             $13,286        $10,440           $11,666          $10,912
   09/30/1998             $10,397             $14,138        $10,120           $11,999          $10,969
   10/31/1998             $10,526             $15,287        $11,174           $11,914          $11,012
   11/30/1998             $10,715             $16,214        $11,746           $11,985          $11,047
   12/31/1998             $10,826             $17,148        $12,209           $12,015          $11,092
   01/31/1999             $10,898             $17,865        $12,173           $12,101          $11,136
   02/28/1999             $10,754             $17,309        $11,883           $11,813          $11,171
   03/31/1999             $10,916             $18,001        $12,378           $11,872          $11,219
   04/30/1999             $11,185             $18,698        $12,880           $11,901          $11,261
   05/31/1999             $11,092             $18,257        $12,216           $11,779          $11,304
   06/30/1999             $11,273             $19,270        $12,693           $11,742          $11,345
   07/31/1999             $11,200             $18,669        $13,070           $11,709          $11,393
   08/31/1999             $11,211             $18,575        $13,118           $11,700          $11,436
   09/30/1999             $11,196             $18,066        $13,251           $11,805          $11,487
   10/31/1999             $11,501             $19,210        $13,748           $11,836          $11,531
   11/30/1999             $12,123             $19,600        $14,225           $11,829          $11,578
   12/31/1999             $13,021             $20,754        $15,502           $11,757          $11,631
   01/31/2000             $12,881             $19,713        $14,518           $11,753          $11,676
   02/29/2000             $13,950             $19,340        $14,908           $11,900          $11,729
   03/31/2000             $13,756             $21,231        $15,486           $12,073          $11,787
   04/30/2000             $13,245             $20,592        $14,672           $12,014          $11,848
   05/31/2000             $12,962             $20,170        $14,314           $12,003          $11,912
   06/30/2000             $13,335             $20,666        $14,874           $12,248          $11,963
   07/31/2000             $13,302             $20,344        $14,250           $12,378          $12,018
   08/31/2000             $13,818             $21,607        $14,374           $12,552          $12,080
   09/30/2000             $13,675             $20,467        $13,674           $12,600          $12,147
   10/31/2000             $13,487             $20,381        $13,352           $12,679          $12,209
   11/30/2000             $12,999             $18,775        $12,851           $12,896          $12,276
   12/31/2000             $13,418             $18,867        $13,307           $13,150          $12,347
   01/31/2001             $13,781             $19,536        $13,300           $13,371          $12,427
   02/28/2001             $13,348             $17,755        $12,303           $13,509          $12,478
   03/31/2001             $13,004             $16,629        $11,482           $13,571          $12,541
   04/30/2001             $13,416             $17,921        $12,280           $13,469          $12,592
   05/31/2001             $13,498             $18,041        $11,847           $13,547          $12,641
   06/30/2001             $13,439             $17,603        $11,362           $13,612          $12,679
   07/31/2001             $13,380             $17,430        $11,156           $13,951          $12,721

CLASS C (12/31/96 - 7/31/01)

                                  [LINE GRAPH]
This graph compares the performance of Franklin Templeton Conservative Target Fund - Class C compared to S&P 500 Index(5), MSCI EAFE(5), LB Govt./Credit Bond Index(5) and U.S. Treasury Bills(5) as tracked by the growth in value of a $10,000 investment from 12/31/96-7/31/01.



                   FT CONSERVATIVE TARGET                   MSCI EAFE       LB GOV'T./CREDIT     U.S. TREASURY
      DATE             FUND - CLASS C         S&P 500    (NET DIVIDENDS)       BOND INDEX            BILLS
   ----------      ----------------------     -------    ---------------    ----------------     -------------
   12/31/1996             $ 9,901             $10,000        $10,000             $10,000            $10,000
   01/31/1997             $10,059             $10,625        $ 9,650             $10,012            $10,045
   02/28/1997             $10,050             $10,708        $ 9,808             $10,033            $10,083
   03/31/1997             $ 9,899             $10,268        $ 9,844             $ 9,914            $10,126
   04/30/1997             $ 9,929             $10,881        $ 9,896             $10,058            $10,171
   05/31/1997             $10,257             $11,543        $10,540             $10,152            $10,222
   06/30/1997             $10,472             $12,061        $11,121             $10,274            $10,260
   07/31/1997             $10,740             $13,021        $11,301             $10,588            $10,304
   08/31/1997             $10,611             $12,291        $10,457             $10,470            $10,350
   09/30/1997             $11,001             $12,965        $11,042             $10,634            $10,398
   10/31/1997             $10,771             $12,532        $10,193             $10,804            $10,437
   11/30/1997             $10,831             $13,112        $10,089             $10,861            $10,483
   12/31/1997             $10,932             $13,338        $10,177             $10,975            $10,528
   01/31/1998             $10,912             $13,486        $10,642             $11,130            $10,581
   02/28/1998             $11,209             $14,458        $11,325             $11,108            $10,622
   03/31/1998             $11,455             $15,198        $11,674             $11,142            $10,674
   04/30/1998             $11,506             $15,352        $11,766             $11,198            $10,723
   05/31/1998             $11,393             $15,088        $11,709             $11,318            $10,770
   06/30/1998             $11,385             $15,700        $11,798             $11,433            $10,814
   07/31/1998             $11,231             $15,532        $11,917             $11,442            $10,861
   08/31/1998             $10,572             $13,286        $10,440             $11,666            $10,912
   09/30/1998             $10,750             $14,138        $10,120             $11,999            $10,969
   10/31/1998             $10,874             $15,287        $11,174             $11,914            $11,012
   11/30/1998             $11,061             $16,214        $11,746             $11,985            $11,047
   12/31/1998             $11,171             $17,148        $12,209             $12,015            $11,092
   01/31/1999             $11,235             $17,865        $12,173             $12,101            $11,136
   02/28/1999             $11,085             $17,309        $11,883             $11,813            $11,171
   03/31/1999             $11,250             $18,001        $12,378             $11,872            $11,219
   04/30/1999             $11,508             $18,698        $12,880             $11,901            $11,261
   05/31/1999             $11,411             $18,257        $12,216             $11,779            $11,304
   06/30/1999             $11,586             $19,270        $12,693             $11,742            $11,345
   07/31/1999             $11,510             $18,669        $13,070             $11,709            $11,393
   08/31/1999             $11,510             $18,575        $13,118             $11,700            $11,436
   09/30/1999             $11,493             $18,066        $13,251             $11,805            $11,487
   10/31/1999             $11,798             $19,210        $13,748             $11,836            $11,531
   11/30/1999             $12,418             $19,600        $14,225             $11,829            $11,578
   12/31/1999             $13,338             $20,754        $15,502             $11,757            $11,631
   01/31/2000             $13,182             $19,713        $14,518             $11,753            $11,676
   02/29/2000             $14,274             $19,340        $14,908             $11,900            $11,729
   03/31/2000             $14,060             $21,231        $15,486             $12,073            $11,787
   04/30/2000             $13,534             $20,592        $14,672             $12,014            $11,848
   05/31/2000             $13,243             $20,170        $14,314             $12,003            $11,912
   06/30/2000             $13,602             $20,666        $14,874             $12,248            $11,963
   07/31/2000             $13,568             $20,344        $14,250             $12,378            $12,018
   08/31/2000             $14,076             $21,607        $14,374             $12,552            $12,080
   09/30/2000             $13,927             $20,467        $13,674             $12,600            $12,147
   10/31/2000             $13,733             $20,381        $13,352             $12,679            $12,209
   11/30/2000             $13,221             $18,775        $12,851             $12,896            $12,276
   12/31/2000             $13,640             $18,867        $13,307             $13,150            $12,347
   01/31/2001             $14,000             $19,536        $13,300             $13,371            $12,427
   02/28/2001             $13,557             $17,755        $12,303             $13,509            $12,478
   03/31/2001             $13,198             $16,629        $11,482             $13,571            $12,541
   04/30/2001             $13,607             $17,921        $12,280             $13,469            $12,592
   05/31/2001             $13,679             $18,041        $11,847             $13,547            $12,641
   06/30/2001             $13,607             $17,603        $11,362             $13,612            $12,679
   07/31/2001             $13,546             $17,430        $11,156             $13,951            $12,721

AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                    -2.07%

3-Year                                                                    +6.09%

Since Inception
(12/31/96)                                                                +6.85%



5. Source: Standard & Poor's Micropal. See page 2 for a description of the S&P 500 Composite Index. See page 3 for descriptions of the MSCI EAFE Index and the Lehman Brothers Government/Credit Bond Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND



ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets
7/31/01

[PIE CHART]

Domestic Equity               37.0%
Fixed Income                  35.1%
Foreign Equity                17.9%
Short-Term Investment &
  Other Net Assets            10.0%



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.
--------------------------------------------------------------------------------


For the 12 months ended July 31, 2001, Franklin Templeton Moderate Target Fund - Class A posted a -8.05% cumulative total return, as shown in the Performance Summary beginning on page 14. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Moderate Target Fund's domestic equity exposure was 67.4% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on July 31, 2001, we held shares in large-, mid- and small-capitalization equity funds, representing value and growth styles. Franklin Growth and Income Fund, representing 9.5% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Income Fund was our largest fixed income holding.



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 28.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we seek to decrease the volatility of its return.



TOP FIVE FUND HOLDINGS
Franklin Templeton
Moderate Target Fund
7/31/01

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Strategic
Income Fund                                                                13.8%

Franklin Strategic
Mortgage Portfolio                                                         12.4%

Franklin Institutional
Fiduciary Trust
Money Market Portfolio                                                     10.2%

Franklin Growth and
Income Fund                                                                 9.5%

Franklin Small Cap
Growth Fund II                                                              9.0%

FRANKLIN TEMPLETON
MODERATE TARGET FUND



CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.



PERFORMANCE SUMMARY AS OF 7/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                      CHANGE         7/31/01      7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        -$1.53         $11.31       $12.84

DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                              $0.5092
Long-Term Capital Gain                       $0.0033
                                             -------
     Total                                   $0.5125


CLASS C                                      CHANGE         7/31/01      7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        -$1.51         $11.16       $12.67

DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                              $0.4212
Long-Term Capital Gain                       $0.0033
                                             -------
     Total                                   $0.4245


Franklin Templeton Moderate Target Fund paid distributions derived from long-term capital gains of 0.33 cents ($0.0033) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE


                                                                      INCEPTION
CLASS A                                        1-YEAR       3-YEAR    (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     -8.05%      +19.55%      +40.18%

Average Annual Total Return(2)                -13.32%       +4.05%       +6.27%

Value of $10,000 Investment(3)                $ 8,668      $11,265      $13,212

Avg. Ann. Total Return (6/30/01)(4)           -13.14%       +3.67%       +6.68%


                                                                      INCEPTION
CLASS C                                        1-YEAR       3-YEAR    (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     -8.69%      +16.84%      +34.58%

Average Annual Total Return(2)                -10.48%       +4.97%       +6.47%

Value of $10,000 Investment(3)                $ 8,952      $11,565      $13,325

Avg. Ann. Total Return (6/30/01)(4)           -10.41%       +4.57%       +6.89%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                   -13.32%

3-Year                                                                   +4.05%

Since Inception
(12/31/96)                                                               +6.27%



CLASS A (12/31/96 - 7/31/01)

                                  [LINE GRAPH]


This graph compares the performance of Franklin Templeton Moderate Target Fund - Class A compared to S&P 500 Index(5), MSCI EAFE(5), LB Govt./Credit Bond Index(5) and U.S. Treasury Bills(5) as tracked by the growth in value of a $10,000 investment from 12/31/96-7/31/01.

                                                                                  LB
                    FT MODERATE TARGET                        MSCI EAFE      GOV'T./CREDIT    U.S. TREASURY
      DATE           FUND - CLASS A         S&P 500       (NET DIVIDENDS)     BOND INDEX         BILLS
   ----------       -------------------     -------       ---------------    -------------    -------------
   12/31/1996           $ 9,425             $10,000           $10,000          $10,000          $10,000
   01/31/1997           $ 9,670             $10,625           $ 9,650          $10,012          $10,045
   02/28/1997           $ 9,670             $10,708           $ 9,808          $10,033          $10,083
   03/31/1997           $ 9,589             $10,268           $ 9,844          $ 9,914          $10,126
   04/30/1997           $ 9,674             $10,881           $ 9,896          $10,058          $10,171
   05/31/1997           $10,061             $11,543           $10,540          $10,152          $10,222
   06/30/1997           $10,286             $12,061           $11,121          $10,274          $10,260
   07/31/1997           $10,655             $13,021           $11,301          $10,588          $10,304
   08/31/1997           $10,494             $12,291           $10,457          $10,470          $10,350
   09/30/1997           $10,966             $12,965           $11,042          $10,634          $10,398
   10/31/1997           $10,632             $12,532           $10,193          $10,804          $10,437
   11/30/1997           $10,660             $13,112           $10,089          $10,861          $10,483
   12/31/1997           $10,771             $13,338           $10,177          $10,975          $10,528
   01/31/1998           $10,720             $13,486           $10,642          $11,130          $10,581
   02/28/1998           $11,119             $14,458           $11,325          $11,108          $10,622
   03/31/1998           $11,451             $15,198           $11,674          $11,142          $10,674
   04/30/1998           $11,513             $15,352           $11,766          $11,198          $10,723
   05/31/1998           $11,318             $15,088           $11,709          $11,318          $10,770
   06/30/1998           $11,318             $15,700           $11,798          $11,433          $10,814
   07/31/1998           $11,051             $15,532           $11,917          $11,442          $10,861
   08/31/1998           $ 9,943             $13,286           $10,440          $11,666          $10,912
   09/30/1998           $10,164             $14,138           $10,120          $11,999          $10,969
   10/31/1998           $10,381             $15,287           $11,174          $11,914          $11,012
   11/30/1998           $10,619             $16,214           $11,746          $11,985          $11,047
   12/31/1998           $10,788             $17,148           $12,209          $12,015          $11,092
   01/31/1999           $10,884             $17,865           $12,173          $12,101          $11,136
   02/28/1999           $10,670             $17,309           $11,883          $11,813          $11,171
   03/31/1999           $10,909             $18,001           $12,378          $11,872          $11,219
   04/30/1999           $11,241             $18,698           $12,880          $11,901          $11,261
   05/31/1999           $11,134             $18,257           $12,216          $11,779          $11,304
   06/30/1999           $11,351             $19,270           $12,693          $11,742          $11,345
   07/31/1999           $11,243             $18,669           $13,070          $11,709          $11,393
   08/31/1999           $11,265             $18,575           $13,118          $11,700          $11,436
   09/30/1999           $11,244             $18,066           $13,251          $11,805          $11,487
   10/31/1999           $11,667             $19,210           $13,748          $11,836          $11,531
   11/30/1999           $12,481             $19,600           $14,225          $11,829          $11,578
   12/31/1999           $13,727             $20,754           $15,502          $11,757          $11,631
   01/31/2000           $13,561             $19,713           $14,518          $11,753          $11,676
   02/29/2000           $15,067             $19,340           $14,908          $11,900          $11,729
   03/31/2000           $14,767             $21,231           $15,486          $12,073          $11,787
   04/30/2000           $14,055             $20,592           $14,672          $12,014          $11,848
   05/31/2000           $13,665             $20,170           $14,314          $12,003          $11,912
   06/30/2000           $14,514             $20,666           $14,874          $12,248          $11,963
   07/31/2000           $14,369             $20,344           $14,250          $12,378          $12,018
   08/31/2000           $15,163             $21,607           $14,374          $12,552          $12,080
   09/30/2000           $14,828             $20,467           $13,674          $12,600          $12,147
   10/31/2000           $14,286             $20,381           $13,352          $12,679          $12,209
   11/30/2000           $13,124             $18,775           $12,851          $12,896          $12,276
   12/31/2000           $13,577             $18,867           $13,307          $13,150          $12,347
   01/31/2001           $14,063             $19,536           $13,300          $13,371          $12,427
   02/28/2001           $13,311             $17,755           $12,303          $13,509          $12,478
   03/31/2001           $12,795             $16,629           $11,482          $13,571          $12,541
   04/30/2001           $13,434             $17,921           $12,280          $13,469          $12,592
   05/31/2001           $13,504             $18,041           $11,847          $13,547          $12,641
   06/30/2001           $13,375             $17,603           $11,362          $13,612          $12,679
   07/31/2001           $13,212             $17,430           $11,156          $13,951          $12,721

CLASS C (12/31/96 - 7/31/01)

                                  [LINE GRAPH]
This graph compares the performance of Franklin Templeton Moderate Target Fund - Class C compared to S&P 500 Index(5), MSCI EAFE(5), LB Govt./Credit Bond Index(5) and U.S. Treasury Bills(5) as tracked by the growth in value of a $10,000 investment from 12/31/96-7/31/01.


                                                                              LB
                    FT MODERATE TARGET                    MSCI EAFE      GOV'T./CREDIT    U.S. TREASURY
      DATE           FUND - CLASS C        S&P 500    (NET DIVIDENDS)     BOND INDEX          BILLS
   ----------       ------------------     -------    ---------------    -------------    -------------
   12/31/1996            $ 9,901           $10,000        $10,000           $10,000          $10,000
   01/31/1997            $10,158           $10,625        $ 9,650           $10,012          $10,045
   02/28/1997            $10,149           $10,708        $ 9,808           $10,033          $10,083
   03/31/1997            $10,001           $10,268        $ 9,844           $ 9,914          $10,126
   04/30/1997            $10,080           $10,881        $ 9,896           $10,058          $10,171
   05/31/1997            $10,477           $11,543        $10,540           $10,152          $10,222
   06/30/1997            $10,707           $12,061        $11,121           $10,274          $10,260
   07/31/1997            $11,074           $13,021        $11,301           $10,588          $10,304
   08/31/1997            $10,905           $12,291        $10,457           $10,470          $10,350
   09/30/1997            $11,378           $12,965        $11,042           $10,634          $10,398
   10/31/1997            $11,028           $12,532        $10,193           $10,804          $10,437
   11/30/1997            $11,058           $13,112        $10,089           $10,861          $10,483
   12/31/1997            $11,177           $13,338        $10,177           $10,975          $10,528
   01/31/1998            $11,102           $13,486        $10,642           $11,130          $10,581
   02/28/1998            $11,519           $14,458        $11,325           $11,108          $10,622
   03/31/1998            $11,851           $15,198        $11,674           $11,142          $10,674
   04/30/1998            $11,894           $15,352        $11,766           $11,198          $10,723
   05/31/1998            $11,701           $15,088        $11,709           $11,318          $10,770
   06/30/1998            $11,683           $15,700        $11,798           $11,433          $10,814
   07/31/1998            $11,404           $15,532        $11,917           $11,442          $10,861
   08/31/1998            $10,248           $13,286        $10,440           $11,666          $10,912
   09/30/1998            $10,475           $14,138        $10,120           $11,999          $10,969
   10/31/1998            $10,690           $15,287        $11,174           $11,914          $11,012
   11/30/1998            $10,916           $16,214        $11,746           $11,985          $11,047
   12/31/1998            $11,091           $17,148        $12,209           $12,015          $11,092
   01/31/1999            $11,180           $17,865        $12,173           $12,101          $11,136
   02/28/1999            $10,958           $17,309        $11,883           $11,813          $11,171
   03/31/1999            $11,191           $18,001        $12,378           $11,872          $11,219
   04/30/1999            $11,525           $18,698        $12,880           $11,901          $11,261
   05/31/1999            $11,403           $18,257        $12,216           $11,779          $11,304
   06/30/1999            $11,617           $19,270        $12,693           $11,742          $11,345
   07/31/1999            $11,505           $18,669        $13,070           $11,709          $11,393
   08/31/1999            $11,516           $18,575        $13,118           $11,700          $11,436
   09/30/1999            $11,494           $18,066        $13,251           $11,805          $11,487
   10/31/1999            $11,920           $19,210        $13,748           $11,836          $11,531
   11/30/1999            $12,740           $19,600        $14,225           $11,829          $11,578
   12/31/1999            $14,008           $20,754        $15,502           $11,757          $11,631
   01/31/2000            $13,825           $19,713        $14,518           $11,753          $11,676
   02/29/2000            $15,346           $19,340        $14,908           $11,900          $11,729
   03/31/2000            $15,042           $21,231        $15,486           $12,073          $11,787
   04/30/2000            $14,307           $20,592        $14,672           $12,014          $11,848
   05/31/2000            $13,894           $20,170        $14,314           $12,003          $11,912
   06/30/2000            $14,765           $20,666        $14,874           $12,248          $11,963
   07/31/2000            $14,592           $20,344        $14,250           $12,378          $12,018
   08/31/2000            $15,399           $21,607        $14,374           $12,552          $12,080
   09/30/2000            $15,049           $20,467        $13,674           $12,600          $12,147
   10/31/2000            $14,481           $20,381        $13,352           $12,679          $12,209
   11/30/2000            $13,298           $18,775        $12,851           $12,896          $12,276
   12/31/2000            $13,751           $18,867        $13,307           $13,150          $12,347
   01/31/2001            $14,238           $19,536        $13,300           $13,371          $12,427
   02/28/2001            $13,466           $17,755        $12,303           $13,509          $12,478
   03/31/2001            $12,934           $16,629        $11,482           $13,571          $12,541
   04/30/2001            $13,577           $17,921        $12,280           $13,469          $12,592
   05/31/2001            $13,636           $18,041        $11,847           $13,547          $12,641
   06/30/2001            $13,492           $17,603        $11,362           $13,612          $12,679
   07/31/2001            $13,325           $17,430        $11,156           $13,951          $12,721

AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                   -10.48%

3-Year                                                                   +4.97%

Since Inception
(12/31/96)                                                               +6.47%





5. Source: Standard & Poor's Micropal. See page 2 for a description of the S&P 500 Composite Index. See page 3 for descriptions of the MSCI EAFE Index and the Lehman Brothers Government/Credit Bond Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND



ASSET ALLOCATION
Franklin Templeton Growth Target Fund
Based on Total Net Assets
7/31/01

[PIE CHART]

Domestic Equity               54.1%
Foreign Equity                25.7%
Fixed Income                  15.9%
Short-Term Investment &
  Other Net Assets             4.3%



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.
--------------------------------------------------------------------------------


For the 12 months ended July 31, 2001, Franklin Templeton Growth Target Fund - Class A shares posted a -16.94% cumulative total return, as shown in the Performance Summary beginning on page 20. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Growth Target Fund's domestic equity exposure was 67.8% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on July 31, 2001, we held shares in large-, mid- and small-capitalization equity funds, representing value and growth styles. Franklin Growth and Income Fund, representing 20.8% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Income Fund was our largest fixed income holding.





The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 31.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we seek to decrease the volatility of its return.



TOP FIVE FUND HOLDINGS
Franklin Templeton
Growth Target Fund
7/31/01

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Growth and
Income Fund                                                                20.8%

Mutual European Fund                                                       12.5%

Franklin Small Cap
Growth Fund II                                                             12.0%

Templeton Foreign Fund                                                      9.7%

Franklin Large Cap
Growth Fund                                                                 7.0%

FRANKLIN TEMPLETON
GROWTH TARGET FUND



CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*


*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.




PERFORMANCE SUMMARY AS OF 7/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION


CLASS A                                        CHANGE        7/31/01     7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$2.86       $11.64      $14.50
DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                                $0.4436


CLASS C                                       CHANGE         7/31/01     7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          -$2.85        $11.58      $14.43
DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                               $0.3476

PERFORMANCE


                                                                      INCEPTION
CLASS A                                        1-YEAR       3-YEAR    (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    -16.94%      +19.58%      +39.05%

Average Annual Total Return(2)                -21.69%       +4.07%       +6.08%

Value of $10,000 Investment(3)                $ 7,831      $11,271      $13,105

Avg. Ann. Total Return (6/30/01)(4)           -21.33%       +3.97%       +6.78%


                                                                      INCEPTION
CLASS C                                        1-YEAR      3-YEAR     (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    -17.57%      +16.99%      +34.63%

Average Annual Total Return(2)                -19.21%       +5.02%       +6.48%

Value of $10,000 Investment(3)                $ 8,079      $11,584      $13,330

Avg. Ann. Total Return (6/30/01)(4)           -18.79%       +4.90%       +7.21%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND




TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                   -21.69%

3-Year                                                                    +4.07%

Since Inception
(12/31/96)                                                                +6.08%



CLASS A (12/31/96 - 7/31/01)

                             [CLASS A LINE GRAPH]
This graph compares the performance of Franklin Templeton Growth Target Fund - Class A compared to S&P 500 Index(5), MSCI EAFE(5), LB Govt./Credit Bond Index(5) and U.S. Treasury Bills(5) as tracked by the growth in value of a $10,000 investment from 12/31/96-7/31/01.

                                                                            LB
                   FT GROWTH TARGET                    MSCI EAFE       GOV'T./CREDIT    U.S. TREASURY
      DATE          FUND - CLASS A       S&P 500    (NET DIVIDENDS)     BOND INDEX          BILLS
   ----------      ----------------      -------    ---------------    -------------    -------------
   12/31/1996           $ 9,425          $10,000        $10,000           $10,000          $10,000
   01/31/1997           $ 9,774          $10,625        $ 9,650           $10,012          $10,045
   02/28/1997           $ 9,708          $10,708        $ 9,808           $10,033          $10,083
   03/31/1997           $ 9,510          $10,268        $ 9,844           $ 9,914          $10,126
   04/30/1997           $ 9,585          $10,881        $ 9,896           $10,058          $10,171
   05/31/1997           $10,047          $11,543        $10,540           $10,152          $10,222
   06/30/1997           $10,311          $12,061        $11,121           $10,274          $10,260
   07/31/1997           $10,679          $13,021        $11,301           $10,588          $10,304
   08/31/1997           $10,490          $12,291        $10,457           $10,470          $10,350
   09/30/1997           $11,037          $12,965        $11,042           $10,634          $10,398
   10/31/1997           $10,564          $12,532        $10,193           $10,804          $10,437
   11/30/1997           $10,573          $13,112        $10,089           $10,861          $10,483
   12/31/1997           $10,655          $13,338        $10,177           $10,975          $10,528
   01/31/1998           $10,616          $13,486        $10,642           $11,130          $10,581
   02/28/1998           $11,107          $14,458        $11,325           $11,108          $10,622
   03/31/1998           $11,490          $15,198        $11,674           $11,142          $10,674
   04/30/1998           $11,559          $15,352        $11,766           $11,198          $10,723
   05/31/1998           $11,294          $15,088        $11,709           $11,318          $10,770
   06/30/1998           $11,264          $15,700        $11,798           $11,433          $10,814
   07/31/1998           $10,960          $15,532        $11,917           $11,442          $10,861
   08/31/1998           $9,614           $13,286        $10,440           $11,666          $10,912
   09/30/1998           $9,848           $14,138        $10,120           $11,999          $10,969
   10/31/1998           $10,134          $15,287        $11,174           $11,914          $11,012
   11/30/1998           $10,420          $16,214        $11,746           $11,985          $11,047
   12/31/1998           $10,643          $17,148        $12,209           $12,015          $11,092
   01/31/1999           $10,809          $17,865        $12,173           $12,101          $11,136
   02/28/1999           $10,581          $17,309        $11,883           $11,813          $11,171
   03/31/1999           $10,892          $18,001        $12,378           $11,872          $11,219
   04/30/1999           $11,326          $18,698        $12,880           $11,901          $11,261
   05/31/1999           $11,192          $18,257        $12,216           $11,779          $11,304
   06/30/1999           $11,523          $19,270        $12,693           $11,742          $11,345
   07/31/1999           $11,388          $18,669        $13,070           $11,709          $11,393
   08/31/1999           $11,450          $18,575        $13,118           $11,700          $11,436
   09/30/1999           $11,444          $18,066        $13,251           $11,805          $11,487
   10/31/1999           $12,049          $19,210        $13,748           $11,836          $11,531
   11/30/1999           $13,133          $19,600        $14,225           $11,829          $11,578
   12/31/1999           $15,025          $20,754        $15,502           $11,757          $11,631
   01/31/2000           $14,776          $19,713        $14,518           $11,753          $11,676
   02/29/2000           $17,097          $19,340        $14,908           $11,900          $11,729
   03/31/2000           $16,606          $21,231        $15,486           $12,073          $11,787
   04/30/2000           $15,488          $20,592        $14,672           $12,014          $11,848
   05/31/2000           $14,869          $20,170        $14,314           $12,003          $11,912
   06/30/2000           $16,093          $20,666        $14,874           $12,248          $11,963
   07/31/2000           $15,778          $20,344        $14,250           $12,378          $12,018
   08/31/2000           $17,018          $21,607        $14,374           $12,552          $12,080
   09/30/2000           $16,472          $20,467        $13,674           $12,600          $12,147
   10/31/2000           $15,607          $20,381        $13,352           $12,679          $12,209
   11/30/2000           $13,725          $18,775        $12,851           $12,896          $12,276
   12/31/2000           $14,254          $18,867        $13,307           $13,150          $12,347
   01/31/2001           $14,905          $19,536        $13,300           $13,371          $12,427
   02/28/2001           $13,558          $17,755        $12,303           $13,509          $12,478
   03/31/2001           $12,750          $16,629        $11,482           $13,571          $12,541
   04/30/2001           $13,637          $17,921        $12,280           $13,469          $12,592
   05/31/2001           $13,681          $18,041        $11,847           $13,547          $12,641
   06/30/2001           $13,432          $17,603        $11,362           $13,612          $12,679
   07/31/2001           $13,105          $17,430        $11,156           $13,951          $12,721



AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                   -19.21%

3-Year                                                                    +5.02%

Since Inception
(12/31/96)                                                                +6.48%



CLASS C (12/31/96 - 7/31/01)

                             [CLASS C LINE GRAPH]
This graph compares the performance of Franklin Templeton Growth Target Fund - Class C compared to S&P 500 Index(5), MSCI EAFE(5), LB Govt./Credit Bond Index(5) and U.S. Treasury Bills(5) as tracked by the growth in value of a $10,000 investment from 12/31/96-7/31/01.

                                                                             LB
                   FT GROWTH TARGET                     MSCI EAFE       GOV'T./CREDIT    U.S. TREASURY
      DATE          FUND - CLASS C        S&P 500    (NET DIVIDENDS)     BOND INDEX          BILLS
   ----------      ----------------       -------    ---------------    -------------    -------------
   12/31/1996           $ 9,901           $10,000        $10,000           $10,000          $10,000
   01/31/1997           $10,257           $10,625        $ 9,650           $10,012          $10,045
   02/28/1997           $10,188           $10,708        $ 9,808           $10,033          $10,083
   03/31/1997           $ 9,990           $10,268        $ 9,844           $ 9,914          $10,126
   04/30/1997           $10,069           $10,881        $ 9,896           $10,058          $10,171
   05/31/1997           $10,545           $11,543        $10,540           $10,152          $10,222
   06/30/1997           $10,802           $12,061        $11,121           $10,274          $10,260
   07/31/1997           $11,188           $13,021        $11,301           $10,588          $10,304
   08/31/1997           $10,980           $12,291        $10,457           $10,470          $10,350
   09/30/1997           $11,549           $12,965        $11,042           $10,634          $10,398
   10/31/1997           $11,053           $12,532        $10,193           $10,804          $10,437
   11/30/1997           $11,063           $13,112        $10,089           $10,861          $10,483
   12/31/1997           $11,126           $13,338        $10,177           $10,975          $10,528
   01/31/1998           $11,085           $13,486        $10,642           $11,130          $10,581
   02/28/1998           $11,589           $14,458        $11,325           $11,108          $10,622
   03/31/1998           $11,980           $15,198        $11,674           $11,142          $10,674
   04/30/1998           $12,041           $15,352        $11,766           $11,198          $10,723
   05/31/1998           $11,753           $15,088        $11,709           $11,318          $10,770
   06/30/1998           $11,722           $15,700        $11,798           $11,433          $10,814
   07/31/1998           $11,393           $15,532        $11,917           $11,442          $10,861
   08/31/1998           $ 9,985           $13,286        $10,440           $11,666          $10,912
   09/30/1998           $10,235           $14,138        $10,120           $11,999          $10,969
   10/31/1998           $10,523           $15,287        $11,174           $11,914          $11,012
   11/30/1998           $10,812           $16,214        $11,746           $11,985          $11,047
   12/31/1998           $11,039           $17,148        $12,209           $12,015          $11,092
   01/31/1999           $11,200           $17,865        $12,173           $12,101          $11,136
   02/28/1999           $10,964           $17,309        $11,883           $11,813          $11,171
   03/31/1999           $11,265           $18,001        $12,378           $11,872          $11,219
   04/30/1999           $11,717           $18,698        $12,880           $11,901          $11,261
   05/31/1999           $11,566           $18,257        $12,216           $11,779          $11,304
   06/30/1999           $11,900           $19,270        $12,693           $11,742          $11,345
   07/31/1999           $11,749           $18,669        $13,070           $11,709          $11,393
   08/31/1999           $11,814           $18,575        $13,118           $11,700          $11,436
   09/30/1999           $11,799           $18,066        $13,251           $11,805          $11,487
   10/31/1999           $12,414           $19,210        $13,748           $11,836          $11,531
   11/30/1999           $13,525           $19,600        $14,225           $11,829          $11,578
   12/31/1999           $15,462           $20,754        $15,502           $11,757          $11,631
   01/31/2000           $15,204           $19,713        $14,518           $11,753          $11,676
   02/29/2000           $17,579           $19,340        $14,908           $11,900          $11,729
   03/31/2000           $17,055           $21,231        $15,486           $12,073          $11,787
   04/30/2000           $15,901           $20,592        $14,672           $12,014          $11,848
   05/31/2000           $15,251           $20,170        $14,314           $12,003          $11,912
   06/30/2000           $16,507           $20,666        $14,874           $12,248          $11,963
   07/31/2000           $16,171           $20,344        $14,250           $12,378          $12,018
   08/31/2000           $17,437           $21,607        $14,374           $12,552          $12,080
   09/30/2000           $16,869           $20,467        $13,674           $12,600          $12,147
   10/31/2000           $15,969           $20,381        $13,352           $12,679          $12,209
   11/30/2000           $14,033           $18,775        $12,851           $12,896          $12,276
   12/31/2000           $14,561           $18,867        $13,307           $13,150          $12,347
   01/31/2001           $15,228           $19,536        $13,300           $13,371          $12,427
   02/28/2001           $13,835           $17,755        $12,303           $13,509          $12,478
   03/31/2001           $12,995           $16,629        $11,482           $13,571          $12,541
   04/30/2001           $13,904           $17,921        $12,280           $13,469          $12,592
   05/31/2001           $13,939           $18,041        $11,847           $13,547          $12,641
   06/30/2001           $13,675           $17,603        $11,362           $13,612          $12,679
   07/31/2001           $13,330           $17,430        $11,156           $13,951          $12,721



5. Source: Standard & Poor's Micropal. See page 2 for a description of the S&P 500 Composite Index. See page 3 for descriptions of the MSCI EAFE Index and the Lehman Brothers Government/Credit Bond Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                         CLASS A
                                                       ---------------------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                       ---------------------------------------------------------------------------
                                                             2001           2000           1999           1998             1997(c)
                                                       ---------------------------------------------------------------------------
                                                                                                                     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    12.13     $    10.73     $    11.00     $    10.87       $    10.00
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .54            .58            .41            .39              .12
 Net realized and unrealized gains (losses) ........         (.47)          1.41           (.08)           .18              .80
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................          .07           1.99            .33            .57              .92
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.56)          (.53)          (.41)          (.38)            (.05)
 Net realized gains ................................         (.34)          (.06)          (.19)          (.06)              --
                                                       ---------------------------------------------------------------------------
Total distributions ................................         (.90)          (.59)          (.60)          (.44)            (.05)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $    11.30     $    12.13     $    10.73     $    11.00       $    10.87
                                                       ===========================================================================

Total return(b) ....................................          .58%         18.77%          3.23%          5.41%            9.21%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   26,523     $   18,050     $   14,850     $   11,637       $    1,609
Ratios to average net assets:
 Expenses ..........................................          .92%           .98%           .75%           .76%             .59%(d)
 Expenses excluding waiver and payments by affiliate          .92%           .99%           .83%          1.07%            3.64%(d)
 Net investment income .............................         4.61%          4.95%          3.83%          3.88%            3.93%(d)
Portfolio turnover rate ............................        44.98%        103.79%        218.87%        141.96%           33.30%





(a)Based on average shares outstanding effective year ended July 31, 1999.

(b)Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period December 31, 1996 (effective date) to July 31, 1997.

(d)Annualized

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                                         CLASS C
                                                       ---------------------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                       ---------------------------------------------------------------------------
                                                             2001           2000           1999           1998             1997(c)
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    12.03     $    10.65     $    10.92     $    10.81       $    10.00
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .44            .50            .33            .33              .10
 Net realized and unrealized gains (losses) ........         (.46)          1.39           (.08)           .15              .75
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................         (.02)          1.89            .25            .48              .85
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.47)          (.45)          (.33)          (.31)            (.04)
 Net realized gains ................................         (.34)          (.06)          (.19)          (.06)              --
                                                       ---------------------------------------------------------------------------
Total distributions ................................         (.81)          (.51)          (.52)          (.37)            (.04)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $    11.20     $    12.03     $    10.65     $    10.92       $    10.81
                                                       ===========================================================================

Total return(b) ....................................         (.16)%        17.88%          2.49%          4.56%            8.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   17,340     $   12,548     $   10,611     $   10,218       $    3,010
Ratios to average net assets:
 Expenses ..........................................         1.67%          1.71%          1.50%          1.50%            1.48%(d)
 Expenses excluding waiver and payments by affiliate         1.67%          1.72%          1.58%          1.81%            4.53%(d)
 Net investment income .............................         3.83%          4.24%          3.13%          3.27%            3.04%(d)
Portfolio turnover rate ............................        44.98%        103.79%        218.87%        141.96%           33.30%





(a)Based on average shares outstanding effective year ended July 31, 1999.

(b)Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period December 31, 1996 (effective date) to July 31, 1997.

(d)Annualized



24                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2001

   FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                          SHARES           VALUE
-------------------------------------------------------------------------------------------------
   MUTUAL FUNDS (NOTE 3) 100.2%
   CASH EQUIVALENTS 19.9%
   Franklin Institutional Fiduciary Trust Money Market Portfolio       8,736,638     $  8,736,638
                                                                                     ------------
   DOMESTIC EQUITY 27.0%
   Franklin Growth and Income Fund, Advisor Class ..............          86,261        1,002,352
   Franklin Large Cap Growth Fund, Advisor Class ...............         125,044        1,334,223
   Franklin Natural Resources Fund, Advisor Class ..............          80,042        1,392,739
(b)Franklin Small Cap Growth Fund II, Advisor Class ............         279,328        2,812,831
(b)Franklin Technology Fund, Advisor Class .....................         187,348        1,056,641
   Mutual Shares Fund, Class Z .................................         198,783        4,271,848
                                                                                     ------------
                                                                                       11,870,634
                                                                                     ------------
   FIXED INCOME 40.8%
   Franklin Strategic Income Fund, Advisor Class ...............         752,277        7,139,110
   Franklin Strategic Mortgage Portfolio .......................         620,901        6,302,149
(a)Franklin Total Return Fund, Advisor Class ...................         452,931        4,443,253
                                                                                     ------------
                                                                                       17,884,512
                                                                                     ------------
   FOREIGN EQUITY 12.5%
   Mutual European Fund, Class Z ...............................         162,257        2,552,308
   Templeton Developing Markets Trust, Advisor Class ...........          68,831          687,623
   Templeton Foreign Fund, Advisor Class .......................         229,624        2,234,242
                                                                                     ------------
                                                                                        5,474,173
                                                                                     ------------
   TOTAL INVESTMENTS (COST $44,301,524) 100.2% .................                       43,965,957
   OTHER ASSETS, LESS LIABILITIES (.2)% ........................                         (103,148)
                                                                                     ------------
   NET ASSETS 100.0% ...........................................                     $ 43,862,809
                                                                                     ============





(a)See Note 6 regarding holdings of 5% voting securities.

(b)Non-income producing


                       See notes to financial statements.                     25

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                       CLASS A
                                                       ---------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                       ---------------------------------------------------------------------------
                                                             2001           2000           1999           1998             1997(d)
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    12.83     $    10.44     $    10.77     $    11.26       $    10.00
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .47            .51            .33            .37              .17
 Net realized and unrealized gains (losses) ........        (1.48)          2.35           (.17)           .01             1.13
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................        (1.01)          2.86            .16            .38             1.30
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.51)          (.47)          (.31)          (.38)            (.04)
 Net realized gains ................................           --(c)          --           (.18)          (.49)              --
                                                       ---------------------------------------------------------------------------
Total distributions ................................         (.51)          (.47)          (.49)          (.87)            (.04)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $    11.31     $    12.83     $    10.44     $    10.77       $    11.26
                                                       ===========================================================================

Total return(b) ....................................        (8.05)%        27.79%          1.74%          3.71%           13.05%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   70,810     $   41,348     $   28,694     $   23,028       $    6,498
Ratios to average net assets:
 Expenses ..........................................          .87%           .83%           .85%           .77%             .67%(e)
 Expenses excluding waiver and payments by affiliate          .87%           .83%           .85%           .94%            1.26%(e)
 Net investment income .............................         3.95%          4.20%          3.23%          3.37%            2.69%(e)
Portfolio turnover rate ............................        46.01%         85.78%        202.78%        124.87%          264.78%





(a)Based on average shares outstanding effective year ended July 31, 1998.

(b)Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)The fund made a capital gain distribution of $.003.

(d)For the period December 31, 1996 (effective date) to July 31, 1997.

(e)Annualized

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                                       CLASS C
                                                       ---------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                       ---------------------------------------------------------------------------
                                                             2001           2000           1999           1998             1997(d)
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    12.67     $    10.31     $    10.65     $    11.16       $    10.00
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .39            .41            .25            .30              .07
 Net realized and unrealized gains (losses) ........        (1.48)          2.33           (.17)            --             1.11
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................        (1.09)          2.74            .08            .30             1.18
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.42)          (.38)          (.24)          (.32)            (.02)
 Net realized gains ................................           --(c)          --           (.18)          (.49)              --
                                                       ---------------------------------------------------------------------------
Total distributions ................................         (.42)          (.38)          (.42)          (.81)            (.02)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $    11.16     $    12.67     $    10.31     $    10.65       $    11.16
                                                       ===========================================================================

Total return(b) ....................................        (8.69)%        26.84%           .88%          2.98%           11.84%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   41,535     $   35,506     $   24,419     $   19,501       $    4,695
Ratios to average net assets:
 Expenses ..........................................         1.62%          1.57%          1.60%          1.50%            1.50%(e)
 Expenses excluding waiver and payments by affiliate         1.62%          1.57%          1.60%          1.68%            2.09%(e)
 Net investment income .............................         3.30%          3.40%          2.51%          2.75%            1.86%(e)
Portfolio turnover rate ............................        46.01%         85.78%        202.78%        124.87%          264.78%





(a)Based on average shares outstanding effective year ended July 31, 1998.

(b)Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)The fund made a capital gain distribution of $.003.

(d)For the period December 31, 1996 (effective date) to July 31, 1997.

(e)Annualized



                       See notes to financial statements.                     27

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2001

       FRANKLIN TEMPLETON MODERATE TARGET FUND                               SHARES            VALUE
-------------------------------------------------------------------------------------------------------
       MUTUAL FUNDS (NOTE 3) 100.2%
       CASH EQUIVALENTS 10.2%
       Franklin Institutional Fiduciary Trust Money Market Portfolio       11,424,146     $  11,424,146
                                                                                          -------------
       DOMESTIC EQUITY 37.0%
       Franklin Growth and Income Fund, Advisor Class ..............          920,994        10,701,948
       Franklin Large Cap Growth Fund, Advisor Class ...............          405,777         4,329,636
    (a)Franklin Natural Resources Fund, Advisor Class ..............          274,819         4,781,858
    (b)Franklin Small Cap Growth Fund II, Advisor Class ............        1,001,587        10,085,977
(a),(b)Franklin Technology Fund, Advisor Class .....................          667,695         3,765,802
       Mutual Shares Fund, Class Z .................................          370,132         7,954,131
                                                                                          -------------
                                                                                             41,619,352
                                                                                          -------------
       FIXED INCOME 35.1%
       Franklin Strategic Income Fund, Advisor Class ...............        1,635,680        15,522,601
    (a)Franklin Strategic Mortgage Portfolio .......................        1,369,867        13,904,153
    (a)Franklin Total Return Fund, Advisor Class ...................        1,017,241         9,979,130
                                                                                          -------------
                                                                                             39,405,884
                                                                                          -------------
       FOREIGN EQUITY 17.9%
       Mutual European Fund, Class Z ...............................          605,219         9,520,091
       Templeton Developing Markets Fund, Advisor Class ............          251,449         2,511,971
       Templeton Foreign Fund, Advisor Class .......................          831,993         8,095,290
                                                                                          -------------
                                                                                             20,127,352
                                                                                          -------------

       TOTAL INVESTMENTS (COST $114,764,746) 100.2% ................                        112,576,734
       OTHER ASSETS, LESS LIABILITIES (.2)% ........................                           (232,006)
                                                                                          -------------
       NET ASSETS 100.0% ...........................................                      $ 112,344,728
                                                                                          =============





(a)See Note 6 regarding holdings of 5% voting securities.

(b)Non-income producing


28                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                       CLASS A
                                                       ---------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                       ---------------------------------------------------------------------------
                                                             2001           2000           1999           1998             1997(c)
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    14.50     $    11.01     $    11.16     $    11.33       $    10.00
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .38            .40            .28            .33              .05
 Net realized and unrealized gains (losses) ........        (2.80)          3.77            .11           (.05)            1.28
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................        (2.42)          4.17            .39            .28             1.33
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.44)          (.39)          (.25)          (.30)              --
 Net realized gains ................................           --           (.29)          (.29)          (.15)              --
                                                       ---------------------------------------------------------------------------
Total distributions ................................         (.44)          (.68)          (.54)          (.45)              --
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $    11.64     $    14.50     $    11.01     $    11.16       $    11.33
                                                       ===========================================================================

Total return(b) ....................................       (16.94)%        38.55%          3.91%          2.63%           13.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   67,186     $   66,445     $   40,839     $   27,042       $    9,638
Ratios to average net assets:
 Expenses ..........................................          .85%           .84%           .75%           .75%             .73%(d)
 Expenses excluding waiver and payments by affiliate          .85%           .85%           .86%           .98%            2.19%(d)
 Net investment income .............................         2.98%          2.93%          2.61%          2.80%            2.65%(d)
Portfolio turnover rate ............................        59.41%         73.82%        207.65%        118.19%           65.52%





(a)Based on average shares outstanding effective year ended July 31, 1999.

(b)Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period December 31, 1996 (effective date) to July 31, 1997.

(d)Annualized

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                                       CLASS C
                                                       ---------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                       ---------------------------------------------------------------------------
                                                             2001           2000           1999           1998             1997(c)
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    14.43     $    10.92     $    11.08     $    11.30       $    10.00
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .29            .29            .21            .24              .04
 Net realized and unrealized gains (losses) ........        (2.79)          3.77            .10           (.05)            1.26
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................        (2.50)          4.06            .31            .19             1.30
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.35)          (.26)          (.18)          (.26)              --
 Net realized gains ................................           --           (.29)          (.29)          (.15)              --
                                                       ---------------------------------------------------------------------------
Total distributions ................................         (.35)          (.55)          (.47)          (.41)              --
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $    11.58     $    14.43     $    10.92     $    11.08       $    11.30
                                                       ===========================================================================
Total return(b) ....................................       (17.57)%        37.64%          3.12%          1.84%           13.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   37,884     $   38,666     $   21,902     $   20,752       $    4,733
Ratios to average net assets:
 Expenses ..........................................         1.60%          1.59%          1.50%          1.50%            1.49%(d)
 Expenses excluding waiver and payments by affiliate         1.60%          1.60%          1.61%          1.73%            2.95%(d)
 Net investment income .............................         2.24%          2.16%          2.00%          1.97%            1.89%(d)
Portfolio turnover rate ............................        59.41%         73.82%        207.65%        118.19%           65.52%





(a)Based on average shares outstanding effective year ended July 31, 1999.

(b)Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period December 31, 1996 (effective date) to July 31, 1997.

(d)Annualized

30                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2001

       FRANKLIN TEMPLETON GROWTH TARGET FUND                                 SHARES            VALUE
-------------------------------------------------------------------------------------------------------
       MUTUAL FUNDS (NOTE 3) 100.7%
       CASH EQUIVALENTS 5.0%
       Franklin Institutional Fiduciary Trust Money Market Portfolio        5,301,182     $   5,301,182
                                                                                          -------------
       DOMESTIC EQUITY 54.1%
       Franklin Growth and Income Fund, Advisor Class ..............        1,882,004        21,868,884
    (a)Franklin Large Cap Growth Fund, Advisor Class ...............          685,453         7,313,781
    (a)Franklin Natural Resources Fund, Advisor Class ..............          384,353         6,687,741
    (b)Franklin Small Cap Growth Fund II, Advisor Class ............        1,257,216        12,660,161
(a),(b)Franklin Technology Fund, Advisor Class .....................          817,144         4,608,693
       Mutual Shares Fund, Class Z .................................          170,207         3,657,758
                                                                                          -------------
                                                                                             56,797,018
                                                                                          -------------
       FIXED INCOME 15.9%
       Franklin Strategic Income Fund, Advisor Class ...............          680,975         6,462,451
       Franklin Strategic Mortgage Portfolio .......................          538,798         5,468,805
    (a)Franklin Total Return Fund, Advisor Class ...................          485,366         4,761,445
                                                                                          -------------
                                                                                             16,692,701
                                                                                          -------------
       FOREIGN EQUITY 25.7%
       Mutual European Fund, Class Z ...............................          832,486        13,095,001
       Templeton Developing Markets Trust, Advisor Class ...........          376,923         3,765,462
       Templeton Foreign Fund, Advisor Class .......................        1,047,083        10,188,120
                                                                                          -------------
                                                                                             27,048,583
                                                                                          -------------
       TOTAL INVESTMENTS (COST $110,890,366) 100.7% ................                        105,839,484
       OTHER ASSETS, LESS LIABILITIES (.7)% ........................                           (769,925)
                                                                                          -------------
       NET ASSETS 100.0% ...........................................                      $ 105,069,559
                                                                                          =============





(a)See Note 6 regarding holdings of 5% voting securities.

(b)Non-income producing


                       See notes to financial statements.                     31

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2001

                                                                         FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                                            CONSERVATIVE          MODERATE             GROWTH
                                                                             TARGET FUND         TARGET FUND         TARGET FUND
                                                                         ----------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ........................................      $  39,842,727       $  81,022,519       $  84,482,613
  Cost - Non-controlled affiliated issuers ...........................          4,458,797          33,742,227          26,407,753
                                                                         ==========================================================
  Value - Unaffiliated issuers .......................................         39,522,704          80,145,791          82,467,824
  Value - Non-controlled affiliated issuers ..........................          4,443,253          32,430,943          23,371,660
 Receivables:
  Capital shares sold ................................................            157,380             187,873             158,295
 Organization costs ..................................................              5,694               5,694               5,694
                                                                         ----------------------------------------------------------
       Total assets ..................................................         44,129,031         112,770,301         106,003,473
                                                                         ----------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ............................................            135,244             202,070             693,620
  Affiliates .........................................................             69,678             144,406             142,286
  Professional fees ..................................................             15,033              18,442              12,508
  Shareholders .......................................................             42,083              23,795              67,220
  Unaffiliated transfer agent fees ...................................              4,184              36,860              18,280
                                                                         ----------------------------------------------------------
       Total liabilities .............................................            266,222             425,573             933,914
                                                                         ----------------------------------------------------------
        Net assets, at value .........................................      $  43,862,809       $ 112,344,728       $ 105,069,559
                                                                         ==========================================================
Net assets consist of:
 Undistributed net investment income .................................      $     286,280       $     522,578       $     186,763
 Net unrealized depreciation .........................................           (335,567)         (2,188,012)         (5,050,882)
 Accumulated net realized gain .......................................            418,207           1,455,359           1,497,183
 Capital shares ......................................................         43,493,889         112,554,803         108,436,495
                                                                         ----------------------------------------------------------
        Net assets, at value .........................................      $  43,862,809       $ 112,344,728       $ 105,069,559
                                                                         ==========================================================
CLASS A:
 Net assets, at value ................................................      $  26,522,757       $  70,809,962       $  67,185,711
                                                                         ==========================================================
 Shares outstanding ..................................................          2,346,781           6,261,567           5,772,652
                                                                         ==========================================================
 Net asset value per share* ..........................................      $       11.30       $       11.31       $       11.64
                                                                         ==========================================================
 Maximum offering price per share (net asset value per share / 94.25%)      $       11.99       $       12.00       $       12.35
                                                                         ==========================================================
CLASS C:
 Net assets, at value ................................................      $  17,340,052       $  41,534,766       $  37,883,848
                                                                         ==========================================================
 Shares outstanding ..................................................          1,548,747           3,723,002           3,270,752
                                                                         ==========================================================
 Net asset value per share* ..........................................      $       11.20       $       11.16       $       11.58
                                                                         ==========================================================
 Maximum offering price per share (net asset value per share / 99%) ..      $       11.31       $       11.27       $       11.70
                                                                         ==========================================================

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



32                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001

                                                                     FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                                        CONSERVATIVE            MODERATE               GROWTH
                                                                        TARGET FUND           TARGET FUND           TARGET FUND
                                                                     --------------------------------------------------------------
Investment income:
 Dividends
  Unaffiliated issuers ........................................         $  1,851,828          $  4,013,278          $  3,766,928
  Non-controlled affiliated issuers (Note 6) ..................              205,979               655,584               330,514
                                                                     --------------------------------------------------------------
       Total investment income ................................            2,057,807             4,668,862             4,097,442
                                                                     --------------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ...............................               74,438               213,443               252,963
 Distribution fees (Note 3)
  Class A .....................................................               56,156               146,566               168,651
  Class C .....................................................              147,630               379,304               391,700
 Transfer agent fees (Note 3) .................................              108,521               294,164               299,477
 Reports to shareholders ......................................                5,883                 9,464                15,619
 Registration and filing fees .................................               24,282                35,205                37,168
 Professional fees ............................................               21,576                26,287                22,118
 Trustees' fees and expenses ..................................                  615                 1,559                 1,801
 Amortization of organization costs ...........................               13,667                13,667                13,667
 Other ........................................................                  207                   511                   694
                                                                     --------------------------------------------------------------
       Total expenses .........................................              452,975             1,120,170             1,203,858
                                                                     --------------------------------------------------------------
        Net investment income .................................            1,604,832             3,548,692             2,893,584
                                                                     --------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments in unaffiliated issuers .........................              189,989             1,285,247             1,871,336
  Investments in non-controlled affiliated issuers (Note 6) ...              (27,679)             (286,235)             (880,685)
  Distributions by underlying funds ...........................              282,086               471,649               557,175
                                                                     --------------------------------------------------------------
        Net realized gain .....................................              444,396             1,470,661             1,547,826
 Net unrealized depreciation on investments ...................           (1,987,134)          (12,801,637)          (24,718,907)
                                                                     --------------------------------------------------------------
Net realized and unrealized loss ..............................           (1,542,738)          (11,330,976)          (23,171,081)
                                                                     --------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $     62,094          $ (7,782,284)         $(20,277,497)
                                                                     ==============================================================




                       See notes to financial statements.                     33

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2001 AND 2000

                                                FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                             CONSERVATIVE TARGET FUND              MODERATE TARGET FUND
                                         -------------------------------------------------------------------
                                              2001              2000              2001              2000
                                         -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............    $   1,604,832     $   1,298,108     $   3,548,692     $   2,505,438
  Net realized gain from
   investments and distributions
   by underlying funds ..............          444,396         1,320,665         1,470,661         1,031,639
  Net unrealized appreciation
   (depreciation) on
   investments ......................       (1,987,134)        1,824,100       (12,801,637)       10,629,864
                                         -------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from operations ..............           62,094         4,442,873        (7,782,284)       14,166,941
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................       (1,025,701)         (722,519)       (2,272,879)       (1,340,828)
   Class C ..........................         (568,260)         (436,488)       (1,287,217)         (898,190)
  Net realized gains:
   Class A ..........................         (591,023)          (79,616)          (13,985)               --
   Class C ..........................         (385,698)          (58,278)           (9,912)               --
                                         -------------------------------------------------------------------
 Total distributions
  to shareholders ...................       (2,570,682)       (1,296,901)       (3,583,993)       (2,239,018)
 Capital share transactions: (Note 2)
   Class A ..........................        9,969,349         1,361,121        36,080,618         6,093,580
   Class C ..........................        5,803,845           630,017        10,776,400         5,719,792
                                         -------------------------------------------------------------------
 Total capital share
  transactions ......................       15,773,194         1,991,138        46,857,018        11,813,372
      Net increase in
       net assets ...................       13,264,606         5,137,110        35,490,741        23,741,295
Net assets:
 Beginning of year ..................       30,598,203        25,461,093        76,853,987        53,112,692
                                         -------------------------------------------------------------------
 End of year ........................    $  43,862,809     $  30,598,203     $ 112,344,728     $  76,853,987
                                         ===================================================================
Undistributed net investment
 income included in net assets:
  End of year .......................    $     286,280     $     275,409     $     522,578     $     533,982
                                         ===================================================================


                                                     FRANKLIN TEMPLETON
                                                     GROWTH TARGET FUND
                                         ------------------------------------------
                                              2001                         2000
                                         ------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............    $   2,893,584                $   2,267,477
  Net realized gain from
   investments and distributions
   by underlying funds ..............        1,547,826                    1,463,033
  Net unrealized appreciation
   (depreciation) on
   investments ......................      (24,718,907)                  19,648,176
                                         ------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from operations ..............      (20,277,497)                  23,378,686
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................       (2,240,417)                  (1,495,954)
   Class C ..........................       (1,026,533)                    (525,026)
  Net realized gains:
   Class A ..........................               --                   (1,063,719)
   Class C ..........................               --                     (571,909)
                                         ------------------------------------------
 Total distributions
  to shareholders ...................       (3,266,950)                  (3,656,608)
 Capital share transactions: (Note 2)
   Class A ..........................       15,491,330                   12,837,324
   Class C ..........................        8,012,058                    9,810,819
                                         ------------------------------------------
 Total capital share
  transactions ......................       23,503,388                   22,648,143
      Net increase in
       net assets ...................          (41,059)                  42,370,221
Net assets:
 Beginning of year ..................      105,110,618                   62,740,397
                                         ------------------------------------------
 End of year ........................    $ 105,069,559                $ 105,110,618
                                         ==========================================
Undistributed net investment
 income included in net assets:
  End of year .......................    $     186,763                $     560,129
                                         ==========================================



34                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Investments in open-end investment companies (individually, an "Underlying Fund" and collectively, the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

The Funds offer two classes of shares: Class A and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege.

At July 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                        FRANKLIN TEMPLETON               FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                     CONSERVATIVE TARGET FUND           MODERATE TARGET FUND            GROWTH TARGET FUND
                                       SHARES          AMOUNT           SHARES         AMOUNT          SHARES          AMOUNT
                                      ------------------------------------------------------------------------------------------
CLASS A SHARES:
Year ended July 31, 2001
 Shares sold ....................     1,304,668     $ 15,147,334      4,022,723     $ 47,733,895      2,948,125     $ 37,536,940
 Shares issued in reinvestment of
   distributions ................       136,129        1,560,140        190,283        2,241,299        171,157        2,197,871
 Shares redeemed ................      (581,748)      (6,738,125)    (1,173,990)     (13,894,576)    (1,929,176)     (24,243,481)
                                      ------------------------------------------------------------------------------------------
Net increase ....................       859,049     $  9,969,349      3,039,016     $ 36,080,618      1,190,106     $ 15,491,330
                                      ===========================================================================================

Year ended July 31, 2000
 Shares sold ....................       680,043     $  8,144,164      1,518,765     $ 18,564,807      2,765,280     $ 37,899,437
 Shares issued in reinvestment of
   distributions ................        66,004          780,688        109,501        1,323,208        191,549        2,530,225
 Shares redeemed ................      (642,559)      (7,563,731)    (1,153,633)     (13,794,435)    (2,084,927)     (27,592,338)
                                      ------------------------------------------------------------------------------------------
Net increase ....................       103,488     $  1,361,121        474,633     $  6,093,580        871,902     $ 12,837,324
                                      ===========================================================================================

CLASS C SHARES:
Year ended July 31, 2001
 Shares sold ....................       772,165     $  8,882,410      1,309,527     $ 15,330,578      1,110,362     $ 14,556,997
 Shares issued in reinvestment of
   distributions ................        71,898          817,378         96,738        1,127,737         75,635          968,809
 Shares redeemed ................      (338,443)      (3,895,943)      (485,821)      (5,681,915)      (594,680)      (7,513,748)
                                      ------------------------------------------------------------------------------------------
Net increase ....................       505,620     $  5,803,845        920,444     $ 10,776,400        591,317     $  8,012,058
                                      ===========================================================================================

Year ended July 31, 2000
 Shares sold ....................       310,985     $  3,686,265      1,057,669     $ 13,015,733      1,110,295     $ 15,450,202
 Shares issued in reinvestment of
   distributions ................        37,469          440,477         69,071          825,358         79,628        1,058,668
 Shares redeemed ................      (301,954)      (3,496,725)      (692,399)      (8,121,299)      (515,473)      (6,698,051)
                                      ------------------------------------------------------------------------------------------
Net increase ....................        46,500     $    630,017        434,341     $  5,719,792        674,450     $  9,810,819
                                      ===========================================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

      ENTITY                                                            AFFILIATION
      ------------------------------------------------------------------------------------------------------
      Franklin Advisers, Inc. (Advisers)                                Investment manager
      Franklin Templeton Services, LLC (FT Services)                    Administrative manager
      Franklin/Templeton Distributors, Inc. (Distributors)              Principal underwriter
      Franklin/Templeton Investor Services, LLC (Investor Services)     Transfer agent
      The Underlying Funds                                              The funds in which the Trust invests

The Funds invest primarily in the Underlying Funds which are managed by Advisers.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Pursuant to a SEC exemptive order, asset allocation fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25% and 1.00% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                               FRANKLIN          FRANKLIN          FRANKLIN
                                               TEMPLETON         TEMPLETON         TEMPLETON
                                             CONSERVATIVE        MODERATE           GROWTH
                                              TARGET FUND       TARGET FUND       TARGET FUND
                                             ------------------------------------------------
      Net commissions paid ..............      $129,532          $293,997          $238,051
      Contingent deferred sales charges .      $  5,449          $  7,835          $ 24,979

The Funds paid transfer agent fees of $702,162 of which $477,116 was paid to Investor Services.

4. INCOME TAXES

At July 31, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                                  FRANKLIN            FRANKLIN             FRANKLIN
                                                  TEMPLETON           TEMPLETON            TEMPLETON
                                                CONSERVATIVE          MODERATE              GROWTH
                                                 TARGET FUND         TARGET FUND          TARGET FUND
                                                -------------------------------------------------------
      Investments at cost ...............        $44,358,156        $114,786,008         $111,057,678
                                                =======================================================
      Unrealized appreciation ...........            903,577           2,998,246            3,021,701
      Unrealized depreciation ...........         (1,295,776)         (5,207,520)          (8,239,895)
                                                -------------------------------------------------------
      Net unrealized depreciation .......        $  (392,199)       $ (2,209,274)         $(5,218,194)
                                                =======================================================

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended July 31, 2001, were as follows:

                               FRANKLIN           FRANKLIN         FRANKLIN
                               TEMPLETON          TEMPLETON        TEMPLETON
                             CONSERVATIVE         MODERATE          GROWTH
                              TARGET FUND        TARGET FUND      TARGET FUND
                             ------------------------------------------------
      Purchases ........      $25,775,846        $82,933,513      $82,191,674
      Sales ............      $13,352,417        $39,396,830      $60,473,004

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the funds own 5% or more of the outstanding voting securities. Investments in "affiliated companies" including dividends, and net realized losses, at July 31, 2001 were as shown below.

                                    NUMBER
                                   OF SHARES                                 NUMBER
                                    HELD AT                                OF SHARES
                                   BEGINNING        GROSS       GROSS        HELD AT      VALUE AT      DIVIDEND      REALIZED
NAME OF ISSUER                      OF YEAR       ADDITIONS   REDUCTIONS   END OF YEAR   END OF YEAR      INCOME         LOSS
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 TARGET FUND:
Franklin Total Return Fund,
 Advisor Class .................     272,317       215,213      34,599       452,931     $ 4,443,253     $205,979     $ (27,679)
                                                                                         =========================================
FRANKLIN TEMPLETON MODERATE
 TARGET FUND:
Franklin Natural Resources Fund,
 Advisor Class .................     167,968       106,851          --       274,819     $ 4,781,858     $ 22,693     $      --
Franklin Strategic Mortgage
 Portfolio .....................          --     1,369,867          --     1,369,867      13,904,153      143,752            --
Franklin Technology Fund,
 Advisor Class .................          --       667,695          --       667,695       3,765,802           --            --
Franklin Total Return Fund,
 Advisor Class .................     533,707       494,060      10,526     1,017,241       9,979,130      478,009        (8,316)
Templeton Latin America Fund,
 Advisor Class .................     388,722        39,831     428,553            --              --       11,130      (277,919)
                                                                                         -----------------------------------------
     TOTAL NON-CONTROLLED
     AFFILIATED ISSUERS ........                                                         $32,430,943     $655,584     $(286,235)
                                                                                         =========================================

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (continued)



6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONT.)


                                    NUMBER
                                   OF SHARES                                 NUMBER
                                    HELD AT                                OF SHARES
                                   BEGINNING        GROSS       GROSS        HELD AT      VALUE AT      DIVIDEND      REALIZED
NAME OF ISSUER                      OF YEAR       ADDITIONS   REDUCTIONS   END OF YEAR   END OF YEAR      INCOME         LOSS
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH
 TARGET FUND:
Franklin Large Cap Growth Fund,
 Advisor Class .................     836,995       2,220      153,762       685,453      $ 7,313,781     $ 30,808      $(427,046)
Franklin Natural Resources Fund,
 Advisor Class .................     352,890      31,463           --       384,353        6,687,741       47,676             --
Franklin Technology Fund,
 Advisor Class .................          --     817,144           --       817,144        4,608,693           --             --
Franklin Total Return Fund,
 Advisor Class .................     336,816     207,516       58,966       485,366        4,761,445      235,339        (37,971)
Templeton Latin America Fund,
 Advisor Class .................     747,686       1,594      749,280            --               --       16,691       (415,668)
                                                                                         -----------------------------------------
     TOTAL NON-CONTROLLED
     AFFILIATED ISSUERS ........                                                         $23,371,660     $330,514      $(880,685)
                                                                                         =========================================

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds in this report constituting part of the Franklin Templeton Fund Allocator Series (hereafter referred to as the "Funds") at July 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 5, 2001

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Tax Designation


Under section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended July 31, 2001.

                                                               CAPITAL GAINS
                                                               -------------
                                                               20% RATE GAIN
                                                               -------------
      Franklin Templeton Conservative Target Fund ..........    $  480,275
      Franklin Templeton Moderate Target Fund ..............     1,476,804
      Franklin Templeton Growth Target Fund ................     1,664,495

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